Offerings	Oct. 16, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.04 per share
Amount Registered | shares	28,000,000
Proposed Maximum Offering Price per Unit	0.59
Maximum Aggregate Offering Price	$ 16,520,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,281.42
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities to be offered or issued from share splits, share dividends or similar transactions with respect to the shares being registered.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The price shown is the average of the high and low selling price of the ordinary shares on October 15, 2025, as reported on the Nasdaq Global Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.04 per share, issuable upon exercise of warrants
Amount Registered | shares	364,000,000
Proposed Maximum Offering Price per Unit	0.59
Maximum Aggregate Offering Price	$ 214,760,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 29,658.36
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities to be offered or issued from share splits, share dividends or similar transactions with respect to the shares being registered.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The price shown is the average of the high and low selling price of the ordinary shares on October 15, 2025, as reported on the Nasdaq Global Market.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities to be offered or issued from share splits, share dividends or similar transactions with respect to the shares being registered.

No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.